TAXATION	12 Months Ended
Dec. 31, 2012
TAXATION
21.	TAXATION

Enterprise income tax

Cayman Islands

The Company and Fastweb Holdings are tax-exempt companies incorporated in the Cayman Islands. The Company conducts substantially all of its business through its PRC subsidiary and its VIE and its subsidiaries located in the PRC.

British Virgin Islands

21V Xi’an Holding is a tax-exempt company incorporated in the British Virgin Islands.

Hong Kong

21Vianet HK and Fastweb HK are incorporated in Hong Kong and are subject to Hong Kong profits tax rate of 16.5% for the years ended December 31, 2010, 2011 and 2012. No provision for Hong Kong profits tax has been made in the consolidated financial statements as these entities had no assessable profits in the years ended December 31, 2010, 2011 and 2012.

The PRC

21Vianet China, 21Vianet Technology, Xi’an sub, and 21Vianet Beijing and its subsidiaries are registered in the PRC and subject to PRC enterprise income tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws.

On March 16, 2007, the National People’s Congress enacted the Enterprise Income Tax Law (“the New EIT Law”), effective on January 1, 2008. The New EIT Law unified the previously-existing separate income tax laws for domestic enterprises and foreign invested enterprises (“FIEs”) and adopted a unified 25% enterprise income tax rate applicable to all resident enterprises in China, except for certain entities eligible for preferential tax rates and grandfather rules stipulated by the New EIT Law.

In April 2009, 21Vianet Beijing received an approval for the grandfathering of the 6-year tax holiday which effectively commenced from January 1, 2006 and allows the Company to utilize a three-year 100% exemption followed by a three-year half-reduced EIT rate. As a result, 21Vianet Beijing was allowed to use a half-reduced EIT rate for 2009, 2010 and 2011. In December 2008, 21Vianet Beijing also received an approval as a High and New Technology Enterprises (“HNTE”) and is eligible for a 15% preferential tax rate effective from 2008 to 2010 and thereafter for an additional 3 years if it is able to satisfy the technical and administrative requirements in these 3 years. The Company’s HNTE certificate expired as of December 31, 2010 and the Company obtained a renewed certificate in September 2011, which will expire on December 31, 2013. In accordance with the PRC Income Tax Laws, an enterprise awarded with the HNTE status may enjoy a reduced EIT rate of 15%. For the years ended December 31, 2010, 2011, 21Vianet Beijing chose to apply the tax holiday and enjoy a preferential tax rate of 12.5%. For the year ended December 31, 2012, 21Vianet Beijing applied a preferential tax rate of 15%.

In April 2011, Xi’an Sub, a subsidiary located in Shanxi Province, qualified for a preferential tax rate of 15%. The preferential tax rate is awarded for companies that have operations in certain industries and meet the criteria of the Preferential Tax Policies for Development of the West Regions. The entity’s qualification will need to be assessed on an annual basis.

In July 2012, Gehua, a subsidiary located in Guangzhou Province, qualified as a HNTE and is eligible for a 15% preferential tax rate effective from 2012 to 2014, and thereafter for an additional 3 years if it is able to satisfy the HNTE technical and administrative requirements in those 3 years.

In June 2009, Fastweb Network BJ, a subsidiary located in Beijing, qualified as a HNTE and is eligible for a 15% preferential tax rate effective from 2009 to 2011, and thereafter for an additional 3 years if it is able to meet the HNTE technical and administrative requirements in those 3 years. The Company’s HNTE certificate expired as of December 31, 2011 and the Company obtained a renewed certificate in May 2012, which will expire on December 31, 2014. For the year ended December 31, 2012, Fastweb Network BJ applied a preferential tax rate of 15%.

The Company’s other PRC subsidiaries were subject to EIT at a rate of 25% for the years ended December 31, 2010, 2011 and 2012.

The New EIT Law also provides that enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC are considered PRC tax resident enterprises and subject to PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of December 31, 2012, no detailed interpretation or guidance has been issued to define “place of effective management”. Furthermore, as of December 31, 2012, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. If the Company is deemed as a PRC tax resident, it would be subject to PRC tax under the New CIT Law. The Company will continue to monitor changes in the interpretation or guidance of this law.

(Loss) profit from continuing operations before income taxes consists of:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Non-PRC	(282,527)	(4,912)	(74,140)	(11,900)
PRC	49,400	64,528	167,955	26,956

	(233,127)	59,616	93,815	15,056

Income tax benefit (expense) comprises of:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Current	(10,581)	(32,169)	(45,481)	(7,300)
Deferred	8,993	18,492	9,322	1,496

	(1,588)	(13,677)	(36,159)	(5,804)

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2010, 2011 and 2012 applicable to the PRC operations to income tax expense is as follows:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
(Loss) profit from continuing operations before income taxes	(233,127)	59,616	93,815	15,056

Income tax benefit (expense) computed at applicable tax rates (25%)	58,282	(14,904)	(23,454)	(3,764)
Non-deductible expenses	(777)	(2,161)	(1,969)	(315)
Taxable income	(11,245)	(1,178)	—	—
Research and development expenses	533	2,982	4,313	692
Effect of tax holidays	3,621	827	—	—
Preferential rate	—	371	7,245	1,163

Current and deferred tax rate differences	553	1,331	1,804	290
International rate differences	(70,503)	(1,020)	(15,716)	(2,523)
Tax exempted income	—	—	2,635	423
Outside basis difference	613	—	—	—
Unrecognized tax benefits	(364)	(856)	(641)	(103)
Deferred tax expense	(105)	—	(3,695)	(593)
Change in valuation allowance	17,804	(32)	(5,263)	(845)
Prior year provision to return true up	—	963	(1,418)	(229)

Income tax expense	(1,588)	(13,677)	(36,159)	(5,804)

The benefit of the tax holiday per basic earnings per share is as follows:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Basic	0.05	0.005	—	—

Diluted	0.05	0.004	—	—

Deferred Tax

The significant components of deferred taxes are as follows:

	December 31,
	2011	2012
	RMB	RMB	US$
Deferred tax assets
Current
Allowance for doubtful accounts	314	53	8
Accrued salary and welfare	2,407	3,589	576
Accrued expenses	512	1,403	225

Contingent consideration payables-current	1,727	3,498	562
Deferred government grant	—	67	11
Valuation allowance	(88)	(25)	(4)

Net current deferred tax assets	4,872	8,585	1,378

Non-current
Tax losses	5,333	8,586	1,378
Property and equipment	4,824	7,102	1,140
Deferred government grant	1,281	4,540	729

Contingent consideration payables-non current	5,866	883	142
Others	23	—	—
Valuation allowance	(4,554)	(9,880)	(1,586)

Net non-current deferred tax assets	12,773	11,231	1,803

Total deferred tax assets	17,645	19,816	3,181

Deferred tax liabilities
Non-current
Intangible assets	39,682	41,736	6,699
Capitalized interest	—	2,930	470

Total deferred tax liabilities	39,682	44,666	7,169

As of December 31, 2011 and 2012, the Company has net tax operating losses from its PRC subsidiaries and its Consolidated VIE, as per filed tax returns, of RMB19,987 and RMB26,616 (US$4,272), respectively, which will expire between 2013 to 2018.

As of December 31, 2012, the Company intends to permanently reinvest the undistributed earnings from other foreign subsidiaries to fund future operations. The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

Unrecognized Tax Benefits

As of December 31, 2011 and 2012, the Company recorded unrecognized tax benefits of RMB26,801 and RMB12,340 (US$1,981), respectively.

The unrecognized tax benefits and its interest are primarily related to the application of a reduced income tax rate not yet approved and unqualified deemed profit tax filing method. All of other uncertain tax benefits, if ultimately recognized, will impact the effective tax rate. It is possible that the amount of uncertain tax positions will change in the next 12 months, however, an estimate of the range of the possible outcomes cannot be made at this time.

A roll-forward of unrecognized tax benefits is as follows:

	For the year ended December 31,
	2011	2012
	RMB	RMB	US$
Balance at beginning of year	5,035	25,403	4,077
Reclass to income tax payable	—	(15,931)	(2,557)
Additions based on tax positions related to the current year	20,368	830	133

Balance at end of year	25,403	10,302	1,653

In the years ended December 31, 2010, 2011 and 2012, the Company recorded interest expense of RMB181, RMB857 and RMB641 (US$103), respectively. Accumulated interest expense recorded by the Company was RMB1,398 and RMB2,038 (US$328) as of December 31, 2011 and 2012, respectively. As of December 31, 2012, the tax years ended December 31, 2009 through 2012 for the PRC Subsidiaries remain open for statutory examination by the PRC tax authorities.